RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES

	Year ended December 31,
Nature of transactions	2023	2024
	S$’000	S$’000
Ten-League Corporations Pte. Ltd.(1)
- Management fee charged	2,471	1,358
- Purchase of plant and equipment	884	10
- Purchase of spare parts	708	877
- Purchase of motor vehicles	88	-
-Expenses paid on behalf	-	3
-Services rendered	-	2
- Lease payments in respect of:
Plant and equipment	131	-
Factory premises	480	1,096

Ten-League Green Energy Pte. Ltd.(2)
- Subcontract costs	373	203

These related parties are controlled by the common shareholders of the Company.

(1)	- Ultimate holding company
(2)	- 75% held by Ten-League Corporations Pte Ltd